UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23067

(Investment Company Act File Number)

RiverNorth Capital and Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

360 S. Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC.

360 S. Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and Address of Agent for Service)

(312) 832-1440

(Registrant’s Telephone Number)

Date of Fiscal Year End: June 30

Date of Reporting Period: December 31, 2022

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

12.31.2022

Semi-Annual Report

RIVERNORTH CAPITAL AND INCOME FUND, INC.*
(RSF)

* Formerly known as RiverNorth Specialty Finance Corporation. Effective December 7, 2022 the Fund changed its name to RiverNorth Capital and Income Fund, Inc.

RN

RiverNorth Capital and Income Fund, Inc.
Table of Contents	December 31, 2022 (Unaudited)

Performance Overview	2
Schedule of Investments	5
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Statement of Cash Flows	16
Financial Highlights	18
Notes to Financial Statements	21
Dividend Reinvestment Plan	32
Additional Information	34
Consideration and Approval of Advisory Agreement	35

Semi-Annual Report | December 31, 2022	1

RiverNorth Capital and Income Fund, Inc.
Performance Overview	December 31, 2022 (Unaudited)

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The investment objective of the RiverNorth Capital and Income Fund, Inc. (formerly, RiverNorth Specialty Finance Corporation) (“the Fund”) is to seek a high level of current income. The Fund seeks to achieve its investment objective by investing in credit instruments, including a portfolio of securities of specialty finance and other financial companies that the Fund's investment adviser, RiverNorth Capital Management, LLC (the "Adviser") believes offer attractive opportunities for income. The Fund may invest in income-producing securities of any maturity and credit quality, including below investment grade, and equity securities, including exchange traded funds and registered closed-end funds.

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK DURING THE PERIOD?

PERFORMANCE as of December 31, 2022

	Cumulative		Annualized
TOTAL RETURN(1)	6 Months	1 Year	3 Year(3)		5 Year	Since Inception(2)(3)
RiverNorth Capital and Income Fund, Inc. - NAV(4)	0.58%	-4.28%	4.99%		3.21%	3.77%
RiverNorth Capital and Income Fund, Inc. - Market Price(5)	-0.64%	-1.69%	8.87	%(7)	3.51%	4.01	%(7)
Bloomberg U.S. Aggregate Bond Index(6)	-2.97%	-13.01%	-2.71%		0.02%	-0.11%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on September 22, 2016.
(3)	Annualized.
(4)	Performance returns are net of management fees and other Fund expenses.
(5)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its net asset value (“NAV”).
(6)	The index is an unmanaged index of investment grade fixed-rate debt issues with maturities of at least one year. The index cannot be invested in directly and does not reflect fees and expenses.
(7)	The Fund began trading on the New York Stock Exchange (“NYSE”) on June 12, 2019 under the ticker symbol RSF. Formerly the Fund was known as RMPLX and was purchased directly. Market price returns are a blend of the NAV return until June 11, 2019 combined with the market price return thereafter.

Effective as of May 22, 2020, the Fund changed its investment strategy from, under normal market conditions, investing at least 80% of its Managed Assets in marketplace lending investments to, under normal market conditions, investing directly or indirectly in credit instruments, including a portfolio of securities of specialty finance and other financial companies that the Fund's Adviser believes offer attractive opportunities for income.

The total annual expense ratio as a percentage of net assets attributable to common shares for the six months ended December 31, 2022 was 4.90% (excluding interest expense on loan payable and dividends to redeemable preferred stock). Including interest expense on loan payable and dividends to redeemable preferred stock, the expense ratio was 9.23% for the six months ended December 31, 2022.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling 844.569.4750. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Other fees and expenses are applicable to an investment in this Fund.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Performance Overview	December 31, 2022 (Unaudited)

GROWTH OF A HYPOTHETICAL $1,000,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $1,000,000 investment assuming the purchase of common shares at the NAV of $25.00 on September 22, 2016 (commencement of operations) and tracking its progress through December 31, 2022.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

TOP TEN HOLDINGS* as of December 31, 2022

% of Net Assets
XAI Octagon Floating Rate Alternative Income Term Trust	7.57%
First Eagle Alternative Capital BDC, Inc.	6.46%
MidCap Financial Investment Corp.	6.40%
PennantPark Floating Rate Capital, Ltd.	5.75%
FS KKR Capital Corp.	5.60%
Oxford Square Capital Corp.	3.70%
Franklin BSP Lending Corp.	3.60%
Barings BDC, Inc.	2.60%
Eaton Vance Floating-Rate Income Trust	2.49%
FS KKR Capital Corp. II	2.30%
46.47%

*	Holdings are subject to change and exclude short-term investments.

Semi-Annual Report | December 31, 2022	3

RiverNorth Capital and Income Fund, Inc.
Performance Overview	December 31, 2022 (Unaudited)

ASSET ALLOCATION as of December 31, 2022^

^	Holdings are subject to change.
Percentages are based on total investments of the Fund and do not include derivatives.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Summary Schedule of Investments	December 31, 2022 (Unaudited)

Shares	Description	Value
CLOSED-END FUNDS (24.23%)
7,621	AllianzGI Convertible & Income 2024 Target Term Fund	$65,845
56,710	BlackRock Credit Allocation Income Trust	572,771
37,114	BlackRock Debt Strategies Fund, Inc.	341,449
75,861	BlackRock Floating Rate Income Strategies Fund, Inc.	854,195
55,836	Blackstone Long-Short Credit Income Fund	605,262
88,700	Blackstone/GSO Senior Floating Rate Term Fund(a)	1,102,541
101,960	BNY Mellon High Yield Strategies Fund	220,234
32,272	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	570,246
128,698	Eaton Vance Floating-Rate Income Trust	1,427,262
13,393	Eaton Vance Senior Floating-Rate Trust	146,519
136,570	Eaton Vance Senior Income Trust(a)	719,724
43,464	First Trust High Yield Opportunities 2027 Term Fund	585,894
28,131	First Trust Intermediate Duration Preferred & Income Fund	474,570
7,558	Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	64,999
59,917	Franklin Limited Duration Income Trust	372,085
19,335	Invesco Dynamic Credit Opportunity Fund	216,357
31,001	Invesco High Income Trust II	318,070
25,000	MFS Charter Income Trust	153,750
57,159	MFS Multimarket Income Trust	257,787
12,573	MFS Special Value Trust	52,555
122,069	Nuveen Credit Strategies Income Fund	621,331
28,766	Nuveen Floating Rate Income Opportunity Fund	224,662
82,837	Nuveen Preferred & Income Securities Fund	563,292
125,566	Nuveen Senior Income Fund	576,348
33,115	Nuveen Variable Rate Preferred & Income Fund	581,499
50,000	PGIM High Yield Bond Fund, Inc.	593,500
34,500	Western Asset Diversified Income Fund	438,150
289,360	Western Asset High Income Opportunity Fund, Inc.(a)	1,142,972
TOTAL CLOSED-END FUNDS
(Cost $14,640,878)		13,863,869

Shares	Description	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (24.70%)
3,532	ABG Acquisition Corp. I(b)	35,638

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	5

RiverNorth Capital and Income Fund, Inc.
Summary Schedule of Investments	December 31, 2022 (Unaudited)

Shares	Description	Value
892	African Gold Acquisition Corp.(b)	$8,965
1,348	Authentic Equity Acquisition Corp.(b)	13,628
1,113	B Riley Principal 250 Merger Corp.(b)	11,097
182,849	Barings BDC, Inc.(a)	1,490,219
39,280	Barings Global Short Duration High Yield Fund	498,070
21,998	Biotech Acquisition Co.(b)	222,178
22,124	Blue Safari Group Acquisition Corp.(b)	230,090
375	BlueRiver Acquisition Corp.(b)	3,780
4,980	CC Neuberger Principal Holdings III(b)	50,298
45,000	Churchill Capital Corp. VI(b)	449,774
52,201	Churchill Capital Corp. VII(b)	520,444
12,979	Coliseum Acquisition Corp.(b)	130,309
18,809	Colombier Acquisition Corp.(b)	186,962
9,849	Corazon Capital V838 Monoceros Corp.(b)	99,179
19,120	Corsair Partnering Corp.(b)	190,244
1,135	D & Z Media Acquisition Corp.(b)	11,350
138	Deep Lake Capital Acquisition Corp.(b)	1,392
35,466	DHC Acquisition Corp.(b)	357,146
224	DiamondHead Holdings Corp.(b)	2,251
15,284	Elliott Opportunity II Corp.(b)	154,063
65,000	FinServ Acquisition Corp. II(b)	651,949
3,546	Fintech Evolution Acquisition Group(b)	35,815
8,854	Flame Acquisition Corp.(b)	88,983
21,852	Frontier Investment Corp.(b)	218,957
32,647	FS KKR Capital Corp.	571,323
68,272	Fusion Acquisition Corp. II(b)	685,203
11,247	G Squared Ascend II, Inc.(b)	114,045
22,188	Goal Acquisitions Corp.(b)	223,211
60,293	Goldenbridge Acquisition, Ltd.(b)	619,811
27,102	Goldman Sachs BDC, Inc.	371,840
21,663	Golub Capital BDC, Inc.	285,085
22,295	Graf Acquisition Corp. IV(b)	221,835
52,500	Grayscale Bitcoin Trust BTC(b)	435,225
14,013	Horizon Space Acquisition I Corp.(b)	141,499
4,602	Jack Creek Investment Corp.(b)	46,618
30,000	Jaws Hurricane Acquisition Corp.(b)	299,100
31,300	Jaws Mustang Acquisition Corp.(b)	316,567
8,663	Khosla Ventures Acquisition Co. III(b)	86,240
65,000	Live Oak Mobility Acquisition Corp.(b)	653,574
19,119	Macondray Capital Acquisition Corp. I(b)	194,823
1,383	Marlin Technology Corp.(b)	14,010
17,694	Medicus Sciences Acquisition Corp.(b)	178,179
1,856	MicroAlgo, Inc.(b)	2,320
14,670	MidCap Financial Investment Corp.	167,238
10,596	Moringa Acquisition Corp.(b)	106,702
15,335	Mountain Crest Acquisition Corp. IV(b)	154,423

See Notes to Financial Statements.
6	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Summary Schedule of Investments	December 31, 2022 (Unaudited)

Shares	Description	Value
351	New Vista Acquisition Corp.(b)	$3,543
26,925	Noble Rock Acquisition Corp.(b)	271,943
11,499	North Atlantic Acquisition Corp.(b)	116,255
17,000	Northern Star Investment Corp. IV(b)	170,850
22,253	OceanTech Acquisitions I Corp.(b)	234,547
19,334	Orion Biotech Opportunities Corp.(b)	194,306
16,608	Peridot Acquisition Corp. II(b)	167,741
5,556	Post Holdings Partnering Corp.(b)	55,171
14,127	Priveterra Acquisition Corp.(b)	141,976
64,011	Quantum FinTech Acquisition Corp.(b)	643,310
730	RMG Acquisition Corp. III(b)	7,362
18,714	ScION Tech Growth II(b)	189,386
7,068	Tailwind International Acquisition Corp.(b)	71,316
31,695	Twelve Seas Investment Co. II(b)	318,535
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $15,108,657)		14,137,893

Principal Amount/ Shares	Description	Rate	Maturity Date	Value
BUSINESS DEVELOPMENT COMPANY NOTES (43.94%)
600,000	Bain Capital Specialty Finance, Inc.	2.950%	03/10/26	$518,971
160,227	First Eagle Alternative Capital BDC, Inc.	5.000%	05/25/26	3,694,834
2,200,000	Franklin BSP Lending Corp.	4.850%	12/15/24	2,062,802
2,800,000	FS KKR Capital Corp.(a)	4.125%	02/01/25	2,634,479
1,406,000	FS KKR Capital Corp. II(a)	4.250%	02/14/25	1,319,016
65,000	Golub Capital BDC, Inc.	2.500%	08/24/26	55,262
3,706,000	MidCap Financial Investment Corp.	5.250%	03/03/25	3,493,384
1,661	New Mountain Finance Corp.	5.750%	08/15/23	1,656
1,260,995	Owl Rock Capital Corp.	3.400%	07/15/26	1,102,528
484,641	OWL Rock Core Income Corp.	4.700%	02/08/27	437,666
5,409	Oxford Square Capital Corp.	6.250%	04/30/26	128,464
80,682	Oxford Square Capital Corp.	6.500%	03/30/24	1,987,198
3,770,000	PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	3,288,966
3,563	Trinity Capital, Inc.	7.000%	01/16/25	89,430

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	7

RiverNorth Capital and Income Fund, Inc.
Summary Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/ Shares	Description	Rate	Maturity Date	Value
172,899	XAI Octagon Floating Rate Alternative Income Term Trust	6.500%	03/31/26	$4,331,120
TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $26,212,638)				25,145,776

Principal Amount	Description	Rate	Maturity Date	Value
SMALL BUSINESS LOANS (69.42%)(c)(d)(e)(f)
47,506,168	Square	4.41%	7/04/2020- 6/27/2024	39,723,906

TOTAL SMALL BUSINESS LOANS
(Cost $45,767,267)				39,723,906

Shares	Description	Value
WARRANTS (0.11%)
1,686	26 Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	422
11,871	Ace Global Business Acquisition, Ltd., Strike Price $11.50, Expires 12/31/2027	369
669	African Gold Acquisition Corp., Strike Price $11.50, Expires 03/13/2028	–
18,607	Apexigen, Inc., Strike Price $11.50, Expires 08/31/2027	467
6,895	Aries I Acquisition Corp., Strike Price $11.50, Expires 05/07/2023	370
674	Authentic Equity Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2
10,999	Biotech Acquisition Co., Strike Price $11.50, Expires 11/30/2027	703
13,341	Bite Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	800
22,124	Blue Safari Group Acquisition Corp., Strike Price $0.01, Expires 09/24/2026	2,607
125	BlueRiver Acquisition Corp., Strike Price $11.50, Expires 01/04/2026	2
996	CC Neuberger Principal Holdings III, Strike Price $11.50, Expires 12/31/2027	50
4,520	Churchill Capital Corp. VI, Strike Price $11.50, Expires 12/31/2027	271
4,661	Churchill Capital Corp. VII, Strike Price $11.50, Expires 02/29/2028	230

See Notes to Financial Statements.
8	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Summary Schedule of Investments	December 31, 2022 (Unaudited)

Shares	Description	Value
4,326	Coliseum Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	$209
6,269	Colombier Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	475
3,283	Corazon Capital V838 Monoceros Corp., Strike Price $11.50, Expires 12/31/2028	36
7,168	Corner Growth Acquisition Corp. 2, Strike Price $11.50, Expires 03/01/2023	72
6,373	Corsair Partnering Corp., Strike Price $11.50, Expires 12/31/2027	2,092
378	D & Z Media Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	19
16,697	Data Knights Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	579
69	Deep Lake Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	–
11,822	DHC Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	118
56	DiamondHead Holdings Corp., Strike Price $11.50, Expires 01/28/2028	6
4,572	ECARX Holdings, Inc., Strike Price $11.50, Expires 12/21/2027	449
337	Edify Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	10
3,821	Elliott Opportunity II Corp., Strike Price $11.50, Expires 02/19/2023	195
4,698	EQ Health Acquisition Corp., Strike Price $11.50, Expires 02/02/2028	1
1,182	Fintech Evolution Acquisition Group, Strike Price $11.50, Expires 03/31/2028	9
4,427	Flame Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	2,879
9,445	FOXO Technologies, Inc., Strike Price $11.50, Expires 08/01/2027	254
6,759	FoxWayne Enterprises Acquisition Corp., Strike Price $11.50, Expires 01/12/2026	571
7,284	Frontier Investment Corp., Strike Price $11.50, Expires 12/31/2026	433
5,957	Fusion Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027	5
3,749	G Squared Ascend II, Inc., Strike Price $11.50, Expires 12/31/2026	94
22,188	Goal Acquisitions Corp., Strike Price $11.50, Expires 01/31/2027	1,033
120,586	Goldenbridge Acquisition, Ltd., Strike Price $11.50, Expires 10/28/2025	12,349

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	9

RiverNorth Capital and Income Fund, Inc.
Summary Schedule of Investments	December 31, 2022 (Unaudited)

Shares	Description	Value
9,796	Gorilla Technology Group, Inc., Strike Price $11.50, Expires 07/14/2027	$2,008
4,459	Graf Acquisition Corp. IV, Strike Price $11.50, Expires 05/31/2028	379
2,301	Jack Creek Investment Corp., Strike Price $11.50, Expires 12/31/2027	483
5,771	Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	375
10,162	Kalera PLC, Strike Price $11.50, Expires 06/28/2027	254
6,373	Macondray Capital Acquisition Corp. I, Strike Price $11.50, Expires 05/17/2026	2
3,606	Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	130
461	Marlin Technology Corp., Strike Price $11.50, Expires 03/05/2026	1
1,966	Medicus Sciences Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	177
35,317	MicroAlgo, Inc., Strike Price $11.50, Expires 12/31/2027	706
22,394	MicroCloud Hologram, Inc., Strike Price $11.50, Expires 01/31/2028	1,568
30,906	Model Performance Acquisition Corp., Strike Price $11.50, Expires 04/29/2026	12,155
5,298	Moringa Acquisition Corp., Strike Price $11.50, Expires 02/10/2026	509
22,109	Mountain Crest Acquisition Corp. III, Strike Price $0.01, Expires 05/15/2026	1,769
15,335	Mountain Crest Acquisition Corp. IV, Strike Price $0.01, Expires 06/30/2026	1,073
117	New Vista Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	7
8,975	Noble Rock Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	450
18,503	Nocturne Acquisition Corp., Strike Price $0.01, Expires 12/29/2025	1,027
3,833	North Atlantic Acquisition Corp., Strike Price $11.50, Expires 10/20/2025	40
22,253	OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/2026	868
3,866	Orion Biotech Opportunities Corp., Strike Price $11.50, Expires 12/31/2027	586
11,031	Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	496
3,759	Peak Bio, Inc., Strike Price $11.50, Expires 12/31/2027	761

See Notes to Financial Statements.
10	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Summary Schedule of Investments	December 31, 2022 (Unaudited)

Shares	Description	Value
70	Pivotal Investment Corp. III, Strike Price $11.50, Expires 12/31/2027	$4
1,852	Post Holdings Partnering Corp., Strike Price $11.50, Expires 02/09/2023	148
3,677	Prenetics Global, Ltd., Strike Price $11.50, Expires 12/31/2026	587
4,709	Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	215
8,829	Progress Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	554
6,729	ProSomnus, Inc., Strike Price $11.50, Expires 04/20/2028(b)	529
64,011	Quantum FinTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,984
146	RMG Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2027	4
6,238	ScION Tech Growth II, Strike Price $11.50, Expires 01/28/2026	22
34,075	SeaStar Medical Holding Corp., Strike Price $11.50, Expires 01/26/2026	3,067
11,126	Senior Connect Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2027	669
9,545	SHF Holdings, Inc., Strike Price $11.50, Expires 09/28/2027	599
21,054	SPK Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	32
2,356	Tailwind International Acquisition Corp., Strike Price $11.50, Expires 03/01/2028	10
4,765	Twelve Seas Investment Co. II, Strike Price $11.50, Expires 03/02/2028	75
TOTAL WARRANTS
(Cost $452,313)		62,504

Shares	Description	Value
SHORT-TERM INVESTMENTS (8.12%)
4,646,520	State Street Institutional Trust (7 Day Yield 3.77%)	4,646,520

TOTAL SHORT -TERM INVESTMENTS
(Cost $4,646,520)		4,646,520

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	11

RiverNorth Capital and Income Fund, Inc.
Summary Schedule of Investments	December 31, 2022 (Unaudited)

Shares	Description	Value
TOTAL INVESTMENTS (170.52%)
(Cost $106,828,273)		$97,580,468

Liabilities in Excess of Other Assets (-70.52%)		(40,356,291)
NET ASSETS (100.00%)		$57,224,177

(a)	All or a portion of the security is pledged as collateral for loan payable. As of December 31, 2022 the aggregate market value of those securities was $4,796,734 representing 8.38% of net assets.
(b)	Non-income producing security.
(c)	Fair Valued by the Adviser using a discounted cash flow (DCF) methodology.
(d)	Loans are issued at discounts and do not have a stated interest rate. Rate indicated based on projected future cash flows and an implied 18-month final maturity. Actual yield and maturity is dependent on timing of future payments.
(e)	Contains past-due loans. A loan is deemed past-due at December 31, 2022, if the loan borrower has not made its required payment as of the most recent due date. As of December 31, 2022, $1,350,266 of whole loans were past due, which represents 2.36% of net assets.
(f)	Security may be deemed restricted to resale to institutional investors.

See Notes to Financial Statements.
12	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Statement of Assets and Liabilities	December 31, 2022 (Unaudited)

ASSETS:
Investments in securities:
At cost	$106,828,273
At value	$97,580,468

Cash	36,518
Receivable for principal repayments	305,350
Receivable for investments sold	1,509,628
Interest receivable	216,114
Dividends receivable	65,791
Prepaid and other assets	1,700
Total Assets	99,715,569

LIABILITIES:
Series A Term Preferred Stock, net of unamortized deferred offering costs
(Liquidation Preference $41,400,000)	40,727,700
Loan payable (Note 6)	1,000,000
Dividend payable - redeemable preferred stock	310,641
Payable for investments purchased	2,952
Payable to Adviser, net of waiver	84,622
Payable to fund accounting and administration	25,370
Payable to Transfer agency	35,352
Payable for Compliance fees	15,421
Payable for Custodian fees	33,523
Payable for Audit fees	56,008
Interest payable on facility loan	1,831
Other payables	197,972
Total Liabilities	42,491,392
Net Assets	$57,224,177

NET ASSETS CONSIST OF:
Paid-in capital	$82,246,714
Total distributable earnings (accumulated deficit)	(25,022,537)
Net Assets	$57,224,177

PRICING OF SHARES:
Net Assets	$57,224,177
Shares of common stock outstanding (40,000,000 of shares authorized, at $0.0001 par value per share)	3,341,577
Net asset value per share	$17.12

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	13

RiverNorth Capital and Income Fund, Inc.
Statement of Operations	For the Six Months Ended December 31, 2022 (Unaudited)

INVESTMENT INCOME:
Interest Income	$5,580,467
Dividend Income	1,017,102
Total Investment Income	6,597,569

EXPENSES:
Dividends to redeemable preferred stock	1,216,129
Investment Adviser fee	651,849
Loan service fees	467,795
Amortization of preferred stock and credit facility issuance cost	112,430
Accounting and Administration fees	85,224
Transfer agent expenses	65,425
Director expenses	58,541
Audit expenses	45,775
Legal expenses	45,473
Printing expenses	36,839
Compliance expense	24,261
Valuation expenses	19,654
Custodian fees	18,873
Interest expense on loan payable	17,675
Insurance fee	676
Other expenses	62,039
Total expenses before recoupment of previously reimbursed expenses	2,928,658
Expenses reimbursed by Investment Adviser	(97,813)
Net expenses	2,830,845
Net Investment Income	3,766,724

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(1,998,245)
Net realized loss	(1,998,245)
Net change in unrealized depreciation on:
Investments	(1,379,102)
Net change in unrealized depreciation	(1,379,102)
Net Realized and Unrealized Loss on Investments	(3,377,347)
Net Increase in Net Assets Resulting from Operations	$389,377

See Notes to Financial Statements.
14	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,766,724	$5,910,891
Net realized gain/(loss)	(1,998,245)	145,949
Net change in unrealized depreciation	(1,379,102)	(6,114,000)
Net increase/(decrease) in net assets resulting from operations	389,377	(57,160)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,420,893)	(6,245,429)
From tax return of capital	—	(1,410,598)
Net decrease in net assets from distributions to shareholders	(3,420,893)	(7,656,027)

CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	177	354
Cost of shares redeemed	(6,605,394)	(16,803,916)
Net decrease in net assets from capital share transactions	(6,605,217)	(16,803,562)

Net Decrease in Net Assets	(9,636,733)	(24,516,749)

NET ASSETS:
Beginning of period	66,860,910	91,377,659
End of period	$57,224,177	$66,860,910

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	15

RiverNorth Capital and Income Fund, Inc.
Statement of Cash Flows	For the Six Months Ended December 31, 2022 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$389,377
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(69,826,713)
Proceeds from disposition and paydowns on investment securities	75,756,616
Amortization of premium and accretion of discount on investments, net	(1,342,890)
Net proceeds from short-term investment securities	452,060
Amortization of preferred share deferred costs	(29,989)
Net realized (gain)/loss on:
Investments	1,998,245
Net change in unrealized appreciation/depreciation on:
Investments	1,379,102
(Increase)/Decrease in assets:
Interest receivable	66,048
Dividends receivable	(41,867)
Receivable for principal repayments	204,163
Prepaid and other assets	46,443
Increase/(Decrease) in liabilities:
Increase in interest due on loan payable	1,831
Payable to Transfer agency	26,454
Payable to Adviser	(12,811)
Payable to fund accounting and administration fees	(35,370)
Payable to Directors and Officers	(126)
Payable for Audit fees	(33,225)
Payable for Compliance fees	3,772
Payable for Custodian fees	496
Other payables	61,012
Net cash provided by operating activities	$9,062,628

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loan payable	$1,000,000
Shares redeemed	(6,605,394)
Cash distributions paid	(3,420,716)
Net cash used in financing activities	$(9,026,110)

Net increase in cash	$36,518
Cash, beginning of period	$—
Cash, end of period	$36,518

See Notes to Financial Statements.
16	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Statement of Cash Flows	For the Six Months Ended December 31, 2022 (Unaudited)

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest expense and fees for line of credit	$15,844
Reinvestment of distributions	$177

Reconciliation of restricted and unrestricted cash at the end of the period to the statement of assets and liabilities:
Cash	$36,518

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	17

RiverNorth Capital and Income Fund, Inc.
Financial Highlights	For a share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss)
Total income/(loss) from investment operations
Less distributions:
From net investment income
From tax return of capital
Total distributions
Net increase/(decrease) in net asset value
Net asset value - end of period
Market price - end of period
Total Return(b)
Total Return - Market Price(b)
Supplemental Data:
Net assets, end of period (in thousands)

Ratio of expenses to average net assets excluding fee waivers, reimbursements and recoupments

Ratio of expenses to average net assets including fee waivers, reimbursements and recoupments(f)
Ratio of net investment income to average net assets excluding fee waivers, reimbursements and recoupments
Ratio of net investment income to average net assets including fee waivers, reimbursements and recoupments
Portfolio turnover rate
Payable for preferred stock, end of period (in thousands)
Loan payable (in thousands)
Asset coverage per $1,000 of preferred stock(g)
Asset coverage per $1,000 of loan payable(h)
Asset coverage of Cumulative Perpetual Preferred Stock(i)

Involuntary liquidating preference per unit of Series A Cumulative Preferred Stock
Average market value per unit of Series A Cumulative Preferred Stock

See Notes to Financial Statements.
18	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Financial Highlights	For a share outstanding throughout the periods presented

For the Six Months Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
$18.01		$20.05	$17.45	$21.45	$23.29	$25.15

1.09		1.35	1.32	1.56	2.69	3.12
(0.98)		(1.48)	3.07	(3.22)	(2.54)	(2.46)
0.11		(0.13)	4.39	(1.66)	0.15	0.66

(1.00)		(1.54)	(0.98)	–	(1.22)	(2.52)
–		(0.37)	(0.81)	(2.34)	(0.77)	–
(1.00)		(1.91)	(1.79)	(2.34)	(1.99)	(2.52)
(0.89)		(2.04)	2.60	(4.00)	(1.84)	(1.86)
$17.12		$18.01	$20.05	$17.45	$21.45	$23.29
$16.93		$18.03	$19.90	$14.85	$20.40	$–
0.58	%(c)	(0.86%)	27.87%	(8.43%)	0.66%	2.72%
(0.64	%)(c)	–%	49.13%	(16.84%)	(4.26%)	2.72	%(d)

$57,224		$66,861	$91,378	$100,749	$178,286	$260,320

9.55	%(e)	7.72%	6.54%	6.74%	5.60%	5.06%

9.23	%(e)	7.74%	6.65%	6.37%	5.65%	4.96%

11.96	%(e)	6.89%	7.34%	7.50%	11.93%	12.34%

12.28	%(e)	6.87%	7.24%	7.86%	11.99%	12.85%
73	%(c)	130%	138%	66%	47%	62%
$41,400		$41,400	$41,400	$41,400	$41,400	$41,400
$1,000		$–	$11,500	$–	$–	$35,000
2,405		2,640	3,214	3,411	5,306	4,407
58,226		–	8,946	–	–	9,621
60		65	–	–	–	–

25.00		25.00	–	–	–	–
25.02		25.42	–	–	–	–

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	19

RiverNorth Capital and Income Fund, Inc.
Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total investment return is calculated assuming a purchase of common shares at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Periods less than one year are not annualized.
(c)	Not annualized.
(d)	For periods prior to the Fund's listing on the New York Stock Exchange, NAV returns are disclosed.
(e)	Annualized.
(f)	Ratio includes leverage expenses and loan service fees of 4.33%, 4.69%, 3.75%, 3.80%, 3.26% and 2.65%, respectively, that are outside the expense limit.
(g)	Represents value of total assets less all liabilities and indebtedness not represented by credit facility borrowings and preferred stock at the end of the period divided by credit facility borrowings and preferred stock outstanding at the end of the period.
(h)	Calculated by subtracting the Fund's total liabilities (excluding the debt balance and accumulated unpaid interest) from the Fund's total assets and dividing by the outstanding debt balance.
(i)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).

See Notes to Financial Statements.
20	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

1. ORGANIZATION

RiverNorth Capital and Income Fund, Inc. (the “Fund”) (formerly known as RiverNorth Specialty Finance Corporation) was organized as a Maryland corporation on June 9, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified closed-end management investment company. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”).

The Fund is operated as an interval fund under Rule 23c-3 of the 1940 Act. As an interval fund, the Fund has adopted a fundamental policy to conduct quarterly repurchase offers for at least 5% and up to 25% of the outstanding shares at net asset value (“NAV”), subject to certain conditions. The Fund will not otherwise be required to repurchase or redeem shares at the option of a shareholder. It is possible that a repurchase offer may be oversubscribed, in which case shareholders may only have a portion of their shares repurchased.

Effective as of June 12, 2019, the Fund listed its common shares on the NYSE under the ticker symbol “RSF” and has ceased continuously offering shares of its common stock through Quasar Distributors, LLC or the Fund.

The investment objective of the Fund is to seek a high level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing in credit instruments, including a portfolio of securities of specialty finance and other financial companies that the Adviser believes offer attractive opportunities for income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies. The financial statements have been prepared as of the close of the NYSE on December 31, 2022.

Common Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) every day the NYSE is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

Federal Income Taxes: The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

Semi-Annual Report | December 31, 2022	21

RiverNorth Capital and Income Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

As of and during the six months ended December 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended December 31, 2022, the Fund did not incur any interest or penalties.

Security Valuation: The Fund’s investments are valued at fair value as further described in Note 3.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing or character of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification has no effect on net assets, results of operations or NAVs per share of the Fund.

Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis to the extent that such amounts are expected to be collected and include amortization/ accretion of premiums or discounts.

Investment Transactions: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes.

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act (see Note 5), the Board approved updated valuation procedures for the Fund and designated the Adviser as the Fund's valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight.

Small business loans, as an asset class, are not presently traded on a developed secondary market. Therefore, market quotations are not available. Accordingly, all small business loans are fair valued as determined in good faith by the Adviser pursuant to policies and procedures approved by the Board of Directors (the “Board”) and subject to the Board’s oversight. The Fund's holdings in small business loans are fair valued daily by the Adviser using a discounted cash flow methodology. Discounted cash flow is a valuation technique that provides an estimation of the fair value of an asset based on expectations about cash flows that a small business loan would generate over time. In general, the primary inputs of fair value in the small business loan valuation model are expected future default rates, prepayment rates, and the discount rate applied. A discounted cash flow model begins with an estimation of periodic cash flows expected to be generated over a discrete period of time (generally the time remaining until maturity of the loan). The estimated cash flows for each interval period (generally monthly) are then converted to their present value equivalent using a rate of return appropriate for the risk of achieving projected cash flows. Although not exhaustive, discounted cash flow models factor in borrower level data. Loans made to small businesses may incorporate different factors.

Semi-Annual Report | December 31, 2022	23

RiverNorth Capital and Income Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

Equity securities, including closed-end funds, special purpose acquisition companies, business development companies and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its mean price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

The following is a summary of the inputs used at December 31, 2022 in valuing the Fund’s assets and liabilities:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$13,863,869	$–	$–	$13,863,869
Special Purpose Acquisition
Companies	14,137,893	–	–	14,137,893
Business Development
Company Notes	10,231,046	14,914,730	–	25,145,776
Small Business Loans	–	–	39,723,906	39,723,906
Warrants	61,475	1,029	–	62,504
Short-Term Investments	4,646,520	–	–	4,646,520
Total	$42,940,803	$14,915,759	$39,723,906	$97,580,468

24	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of June 30, 2022	Accrued Discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds/ Loan Paydowns	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2022	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2022
Small Business Loans	$47,697,567	$–	$–	$(1,206,149)	$40,896	$52,168,090	$(58,976,498)	$–	$–	$39,723,906	$40,896

	$47,697,567	$–	$–	$(1,206,149)	$40,896	$52,168,090	$(58,976,498)	$–	$–	$39,723,906	$40,896

The table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2022:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Small Business Loans	$39,723,906	Discounted	Loss-Adjusted	0.00%-31.90%
		Cash Flow	Discount Rate	(9.45%)
			Projected	0.00%-100%
			Loss Rate	(13.85%)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
Loss-Adjusted Discount Rate	Decrease	Increase
Projected Loss Rate	Decrease	Increase

4. ADVISORY FEES, DIRECTOR FEES AND OTHER AGREEMENTS

For its services under the Investment Advisory Agreement (“Advisory Agreement”), the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.25% of the average monthly Managed Assets. “Managed Assets” means the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). In addition to the monthly advisory fee, the Fund pays all other costs and expenses of its operations, including, but not limited to, compensation of its directors (other than those affiliated with the Adviser), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of any leverage, expenses of preparing, printing and distributing prospectuses, shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. In addition, the Adviser has agreed to waive or reimburse expenses of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest; the cost of leverage; and extraordinary expenses) to the extent necessary to limit the Fund’s total annual operating expenses at 1.95% of the average daily Managed Assets for that period through October 28, 2023. The Adviser may recover from the Fund expenses reimbursed for three years after the date of the payment or waiver if the Fund’s operating expenses, including the recovered expenses, falls below the expense cap. For the six months ended December 31, 2022, the Adviser reimbursed $97,813 of expenses. These amounts represent expenses previously waived due to the expense cap. In future periods, the Adviser may recoup fees as follows:

Semi-Annual Report | December 31, 2022	25

RiverNorth Capital and Income Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

Remaining Amount to be Recouped(1) (Expiring by June 30, 2023)	Remaining Amount to be Recouped(1) (Expiring by June 30, 2024)	Remaining Amount to be Recouped(1) (Expiring by June 30, 2025)	Remaining Amount to be Recouped(1) (Expiring by December 31, 2025)	Total
$466,167	$58,893	$45,940	$97,813	$668,813

(1)	Amounts to be recouped are in accordance with the expense limitation agreement, and will not cause the Fund’s total operating expense ratio (excluding loan service fees and leverage costs set forth in the agreement) to exceed 1.95% of the average daily Managed Assets during the year.

ALPS Fund Services, Inc. (“ALPS”) provides the Fund with fund administration and fund accounting services. As compensation for its services to the Fund, ALPS receives an annual fee based on the Fund’s average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. and Millennium Trust Company serve as the Fund's custodians.

DST Systems, Inc. (“DST”), the parent company of ALPS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

The Fund pays no salaries or compensation to its officers or to any interested Director employed by the Adviser, and the Fund has no employees. For their services, the Directors of the Fund who are not employed by the Adviser, receive an annual retainer in the amount of $16,500, and an additional $1,500 for attending each quarterly meeting of the Board. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Directors employed by the Adviser are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board.

The Chief Compliance Officer (“CCO”) of the Fund is an employee of the Adviser. The Fund reimburses the Adviser for certain compliance costs related to the Fund, including a portion of the CCO's compensation.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

5. NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

In December 2020, the SEC voted to adopt a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available, and the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC rescinded previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. Management has assessed the impact of the new rules on the Fund's financial statements and the implementation does not have a material impact on the Fund's financial statements.

6. CREDIT AGREEMENT

On November 11, 2020, the Fund entered into a prime brokerage agreement for margin financing with Pershing LLC (“Credit Agreement”). The Credit Agreement permits the Fund to borrow funds that are collateralized by assets held in a special custody account held at State Street Bank pursuant to a Special Custody and Pledge Agreement. Borrowings under this arrangement bears interest at the overnight bank funding rate plus 75 basis points for an overnight time.

During the six months ended December 31, 2022, the Fund’s average borrowings and interest rate under the Credit Agreement were $1,000,000 and 3.68%, respectively. At December 31, 2022, there were borrowings outstanding of $1,000,000 at an interest rate of 5.07%.

7. TAX BASIS INFORMATION

It is the Fund’s policy to meet the requirements of the IRC applicable to regulated investment companies, and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gains were recorded by the Fund.

Semi-Annual Report | December 31, 2022	27

RiverNorth Capital and Income Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

The amounts and characteristics of tax basis of distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended December 31, 2022.

The tax character of the distributions paid by the Fund during the fiscal year ended June 30, 2022, was as follows:

June 30, 2022
Ordinary Income	$8,377,820
Return of Capital	1,410,598
Total	$9,788,418

Unrealized Appreciation and Depreciation on Investments: As of December 31, 2022, net unrealized appreciation/(depreciation) of investments based on federal tax costs was as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
RiverNorth Capital and Income Fund	$656,098	$(11,439,506)	$(10,783,408)	$108,363,876

The difference between book and tax basis unrealized appreciation/(depreciation) for the Fund is primarily attributable to wash sales and preferred securities.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. All tax years since commencement of operations remain subject to examination by the tax authorities in the United States. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 2022, excluding short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
RiverNorth Capital and Income Fund	$69,829,665	$77,170,772

28	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

9. REDEEMABLE PREFERRED STOCK

At December 31, 2022, the Fund had issued and outstanding 1,656,000 shares of Series A Preferred Stock, listed under trading symbol RMPL on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared). The Fund issued 1,440,000 and 216,000 shares of Series A Preferred Stock on October 25, 2017 and October 30, 2017, respectively. The Series A Preferred Stock is entitled to a dividend at a rate of 5.875% per year based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series A Preferred Stock is redeemable at $25.00 per share plus accrued and unpaid dividends (whether or not declared) exclusively at the Fund’s option commencing on October 31, 2020. Issuance costs related to Series A Preferred Stock of $1,558,000 are deferred and amortized over the period the Series A Preferred Stock is outstanding.

Series	Mandatory Redemption Date	Fixed Rate	Shares Outstanding	Aggregate Liquidation Preference	Estimated Fair Value
Series A	October 31, 2024	5.875%	1,656,000	$41,400,000	$41,515,920

10. INDEMNIFICATIONS

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

11. REPURCHASE OFFERS

Shares repurchased through quarterly tender offers during the year ended June 30, 2022 and the six months ended December 31, 2022 were as follows:

Repurchase Offer Date	Cash Payment Date	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Repurchased		Amount of Shares the Fund Repurchased	Percentage of Shares Tendered to Outstanding Shares	Number of Shares Tendered
Fiscal Year Ended 2022
September 6, 2021	October 7, 2021	$20.20	5.00	%(a)	216,201	41.29%	1,787,602
December 6, 2021	January 6, 2022	$19.92	5.00	%(a)	205,523	33.75%	1,387,388
March 7, 2022	April 7, 2022	$19.31	5.00	%(a)	195,237	23.33%	911,101
June 6, 2022	July 6, 2022	$18.06	5.19	%(a)	192,627	25.60%	950,169
Fiscal Year Ended 2023
September 6, 2022	October 5, 2022	$17.58	5.05	%(a)	177,847	15.72%	553,153

(a)	If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%).

Semi-Annual Report | December 31, 2022	29

RiverNorth Capital and Income Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

For information regarding the repurchase offer with a repurchase offer date of December 5, 2022, see Note 14.

12. CAPITAL SHARE TRANSACTIONS

	December 31, 2022	June 30, 2022
Shares Sold	–	–
Shares issued to holders in reinvestment of dividends	10	19
Shares repurchased from Stock Buy Back	–	–
Shares repurchased from Repurchase Offer	(370,474)	(844,341)
Net increase (decrease) in shares	(370,464)	(844,322)
Shares outstanding:
Common shares outstanding-beginning of period	3,712,041	4,556,363
Common shares outstanding-end of period	3,341,577	3,712,041

13. CORONAVIRUS (COVID-19) PANDEMIC

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The outbreak was first detected in December 2019 and subsequently spread globally, and since then, the number of cases has fluctuated and new "variants" have been confirmed around the world. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets. Although vaccines for COVID-19 have become widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

14. SUBSEQUENT EVENTS

On December 5, 2022, the Fund issued a repurchase offer. On January 5, 2023, 168,916 shares were repurchased based on a NAV per share of $17.24 at January 4, 2023.

Subsequent to December 31, 2022, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
January 12, 2023	January 13, 2023	January 31, 2023	$0.1424
February 14, 2023	February 15, 2023	February 28, 2023	$0.1424

On February 14, 2023, the Board declared a Series A preferred stock dividend in the amount of $0.36719 per share, payable on February 15, 2023 to preferred shareholders of record on February 2, 2023 with an ex date of February 1, 2023.

Additionally, on January 31, 2023, the Fund announced the final results of its transferable rights offering (the "Offer"). The Offer expired on January 27, 2023 (the "Expiration Date") and the Rights no longer trade on the NYSE. The final subscription price per share was $15.84, which was equal to 90% of the Fund's NAV per share of common stock at the close of trading on the NYSE on January 27, 2023. The Offer resulted in the issuance of 1,047,000 shares of common stock. The gross proceeds of the Offer were $16,584,480.

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Semi-Annual Report | December 31, 2022	31

RiverNorth Capital and Income Fund, Inc.
Dividend Reinvestment Plan	December 31, 2022 (Unaudited)

The Fund has a dividend reinvestment plan, commonly referred to as an “opt-out” plan, (the “Plan”). Unless the registered owner (“Shareholder”) of shares of common stock (“Shares”) elects to receive cash by contacting DST (the “Plan Administrator”), all dividends declared on Shares will be automatically reinvested in additional Shares by the Plan Administrator for Shareholders in the Fund’s Plan. Such reinvested amounts are included in the Fund’s Managed Assets and, therefore, the fees paid under the Management Fee and will be higher than if such amounts had not been reinvested. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the Shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Shareholders and may re-invest that cash in additional Shares.

The Plan Administrator will open an account for each Shareholder under the Plan in the same name in which such Shareholder’s Shares are registered. Whenever the Fund declares a Distribution payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Shares. The Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any dividend, the closing market price plus estimated brokerage commissions per share is equal to or greater than the NAV per share, the Plan Administrator will invest the dividend amount in newly issued shares. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the Fund’s NAV per share on the payment date. If, on the payment date for any dividend, the NAV per share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s shares are trading at a discount), the Plan Administrator will invest the dividend amount in shares acquired in open-market purchases.

In the event of a market discount on the payment date for any dividend, the Plan Administrator will have until the last business day before the next date on which the shares trade on an “ex-dividend” basis or 30 days after the payment date for such dividend, whichever is sooner, to invest the dividend amount in shares acquired in open-market purchases. If, before the Plan Administrator has completed its open-market purchases, the market price per share exceeds the NAV per share, the average per share purchase price paid by the Plan Administrator may exceed the NAV of the shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Administrator is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the NAV per share at the close of business on the last purchase date.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Dividend Reinvestment Plan	December 31, 2022 (Unaudited)

The Plan Administrator maintains all Shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by Shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each Shareholder proxy will include those Shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for Shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of Shares who hold their Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Shares certified from time to time by the record Shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Shares issued directly by the Fund. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Shareholders who receive distributions in the form of Shares generally are subject to the same U.S. federal, state and local tax consequences as Shareholders who elect to receive their distributions in cash and, for this purpose, Shareholders receiving distributions in the form of Shares will generally be treated as receiving distributions equal to the fair market value of the Shares received through the plan; however, since their cash distributions will be reinvested, those Shareholders will not receive cash with which to pay any applicable taxes on reinvested distributions. Participants that request a sale of Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence or questions concerning the Plan should be directed to the Plan Administrator at (844) 569-4750.

Semi-Annual Report | December 31, 2022	33

RiverNorth Capital and Income Fund, Inc.
Additional Information	December 31, 2022 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the SEC on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Part F of Form N-PORT. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be filed within 60 days of the end of the quarter. The Fund's Form N-PORT are available on the SEC's website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

STOCKHOLDER MEETING RESULTS

On September 23, 2022, the Fund held a Meeting of Stockholders to consider the proposals set forth below. The following votes were recorded:

Election of J. Wayne Hutchens as a Director of the Fund to a three-year term to expire at the Fund’s 2025 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	2,259,297	78.87%
Withheld	605,380	21.13%
Total	2,864,677	100.00%

Election of David M. Swanson as a Director of the Fund to a three-year term to expire at the Fund’s 2025 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	614,558	53.74%
Withheld	529,061	46.26%
Total	1,143,619	100.00%

34	(888) 848-7569 | www.rivernorth.com

RiverNorth Capital and Income Fund, Inc.
Consideration and Approval of	December 31, 2022 (Unaudited)
Advisory Agreement

Consideration of the Advisory Agreement

At a meeting (the “Meeting”) of the Board of Directors (the “Board” or the “Directors”) of the RiverNorth Capital and Income Fund, Inc. (the “Fund”) held on November 8, 2022 and called expressly for that purpose, the Board, including a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Directors”)) considered the renewal of the Advisory Agreement between the Adviser and the Fund. In its consideration of the Advisory Agreement, the Board considered information and materials furnished by RiverNorth Capital Management, LLC (the “Adviser”) in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board received materials compiled by the Adviser and the Fund’s administrator including a copy of the Advisory Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, organization, management and operations, a copy of the Adviser’s Form ADV, the Adviser’s audited financial statements, information regarding the Adviser’s assets under management, an overview of the Fund’s cumulative and annualized returns as compared to the Fund’s benchmark, the Fund’s fact sheet for the quarter ended September 30, 2022, a performance comparison of the Fund to other funds managed by the Adviser, information regarding the Adviser’s compliance programs and a third-party comparison report regarding the Fund’s performance and fees compared to benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors at the Meeting, including during an executive session with their independent legal counsel, in determining to renew the Advisory Agreement.

Performance, Fees and Expenses

The Board reviewed the performance of the Fund for the three months, one-year, three-year and five-year periods ended September 30, 2022. These returns were compared to the returns of closed-end funds (“CEFs”) in FUSE’s Opportunistic Credit fund peer group. The Board considered the Fund’s net asset value ("NAV") and market price returns relative to the returns for funds in the FUSE peer group, noting that on a NAV basis, the Fund had outperformed the median of its peer group for the three-month, one-year, three-years and five-years periods ended September 30, 2022. Using market price returns, the Board observed that the Fund had outperformed the median of its peer group for the three-month, one-year and three-years periods ended September 30, 2022. The Directors also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Adviser noted the peer group is not entirely reflective of the Fund due to its unique investment structure. In consideration of each item noted, the Board agreed that the Fund’s performance was adequate.

Semi-Annual Report | December 31, 2022	35

RiverNorth Capital and Income Fund, Inc.
Consideration and Approval of	December 31, 2022 (Unaudited)
Advisory Agreement

As to the comparative fees and expenses, the Directors considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE. The Board noted that the Fund’s annual net expense ratio was higher than the fund peer group median and discussed the impact of the Square loans on expenses.

The Board also noted that the annual management fee for the Fund was above the median paid by the peer group but within the range of the fees paid by the peer funds. The Directors also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser, and the nature of the services provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board considered that under the terms of the Advisory Agreement, the Adviser would, subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were in the same range as those charged to other funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Directors, determined that the Advisory Agreement, with respect to the Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution related service providers utilized by the Fund and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

36	(888) 848-7569 | www.rivernorth.com

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Lisa B. Mougin

Investment Adviser

RiverNorth Capital Management, LLC

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and

Dividend Disbursing Agent

DST Systems, Inc.

Custodians

State Street Bank and Trust Company

Millennium Trust Company

Independent Registered

Public Accounting Firm

KPMG LLP

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the
RiverNorth Capital and Income Fund, Inc. This report is
not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this form, and additional details are provided in the Schedule of Investments attached as Exhibit 13(c) hereto.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	None.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 7/1/22 – 7/31/22*	192,627	$18.06	192,627	-
Month #2 8/1/22 – 8/31/22	-	-	-	-
Month #3 9/1/22 – 9/31/22	-	-	-	-
Month #4 10/1/22 – 10/31/22^	177,847	$17.58	177,847	-
Month #5 11/1/22 – 11/31/22	-	-	-	-
Month #6 12/1/22 – 12/31/22	-	-	-	-
Total	370,474	$17.83	370,474	-
*	The Fund issued a repurchase offer June 6, 2022. The repurchase offer enabled up to 192,627 shares to be redeemed by shareholders. The repurchased shares were paid out at the July 6, 2022 net asset value per share. The repurchase offer expired on July 6, 2022.

^	The Fund issued a repurchase offer September 6, 2022. The repurchase offer enabled up to 177,847 shares to be redeemed by shareholders. The repurchased shares were paid out at the October 5, 2022 net asset value per share. The repurchase offer expired on October 5, 2022.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rules 13a-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(c)	The Schedule of Investments is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Capital and Income Fund, Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 10, 2023

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 10, 2023